Equity Incentive Plan (Tables)	12 Months Ended
May 31, 2024
Equity Incentive Plan
Schedule of stock option activity

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except per share data and years)	shares	exercise price	life in years	value
Options outstanding at May 31, 2022	17,457	$1.53	7.79	$—
Granted	12,417	$0.41
Exercised	—	$—
Forfeited, expired, and cancelled	(10,051)	$1.16
Options outstanding at May 31, 2023	19,823	$0.99	7.87	$—
Granted	14,251	$0.21
Exercised	—	$—
Forfeited, expired, and cancelled	(8,225)	$0.87
Options outstanding at May 31, 2024	25,849	$0.60	7.77	$—
Options outstanding and exercisable at May 31, 2024	19,679	$0.71	7.25	$—

Summary of fair values of stock options granted

	Years ended May 31,
	2024	2023
Expected Volatility	108.6% - 115.7%	99.2% - 112.7%
Weighted-Average Volatility	112.24%	107.06%
Expected Dividends	-%	-%
Expected Term (In years)	5.1 - 6.0	5.0 - 6.1
Risk-Free Rate	3.96%	3.83%

Schedule of Company RSU and PSU activity

			Weighted average
	Number of	Weighted average	remaining contractual
(shares in thousands)	RSUs and PSUs (1)	grant date fair value	life in years
Unvested RSUs and PSUs at May 31, 2022	300	$3.12	0.58
RSUs and PSUs granted	1,293	0.58
RSUs and PSUs forfeited	(150)	3.12
RSUs and PSUs vested	(150)	3.12
Unvested RSUs and PSUs at May 31, 2023	1,293	0.58	0.81
RSUs and PSUs granted	—
RSUs and PSUs forfeited	(1,293)	0.58
RSUs and PSUs vested	—
Unvested RSUs and PSUs at May 31, 2024	—	$—	—

(1)	The number of PSUs disclosed in this table are at the target level of 100%.